Restricted cash (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted Cash	¥ 4,790,399	¥ 1,484,332
Time deposits pledged for bank borrowings [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted Cash	3,869,699	1,064,788
Cash deposits pledged for asset-backed securitization debt [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted Cash	371,042	211,368
Guarantee funds [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted Cash	537,288	62,479
Cash pledged for bank notes [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted Cash	12,370	145,227
Others [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted Cash	¥ 0	¥ 470